Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (4.0%)
CSL Ltd.	754,914	148,248
Sonic Healthcare Ltd.	741,122	15,453
Northern Star Resources Ltd.	1,794,638	15,394
Computershare Ltd. (XASX)	896,128	14,843
CAR Group Ltd.	589,160	12,650
Washington H Soul Pattinson & Co. Ltd.	382,565	8,551
Steadfast Group Ltd.	1,711,238	6,621
Altium Ltd.	191,928	6,166
Cleanaway Waste Management Ltd.	3,483,785	5,898
Pro Medicus Ltd.	81,582	5,375
Technology One Ltd.	465,272	4,754
AUB Group Ltd.	156,343	3,111
Brickworks Ltd.	135,765	2,591
Bapcor Ltd.	526,054	1,926
Collins Foods Ltd.	172,754	1,354
		252,935
Belgium (0.4%)
UCB SA	189,131	17,791
Sofina SA	24,650	5,895
		23,686
Canada (15.5%)
Toronto-Dominion Bank	2,855,730	173,474
Canadian National Railway Co.	911,734	113,101
Canadian Natural Resources Ltd.	1,692,896	108,339
Brookfield Corp.	2,234,366	88,680
Alimentation Couche-Tard Inc.	1,144,574	67,068
Intact Financial Corp.	278,820	43,603
Agnico Eagle Mines Ltd.	775,058	38,094
Franco-Nevada Corp.	299,965	32,454
Dollarama Inc.	439,509	32,256
Fortis Inc. (XTSE)	762,790	30,603
Magna International Inc.	415,764	23,629
Loblaw Cos. Ltd.	230,620	23,046
Brookfield Asset Management Ltd. Class A	542,526	21,815
Metro Inc.	357,298	18,760
Open Text Corp.	423,858	18,484
TFI International Inc.	125,532	16,498
Imperial Oil Ltd.	250,973	14,477
Stantec Inc.	173,243	13,921
George Weston Ltd.	94,570	12,049
Toromont Industries Ltd.	128,419	11,248
TMX Group Ltd.	433,282	10,716

		Shares	Market Value ($000)
	CCL Industries Inc. Class B	225,429	9,648
[1]	Canadian Tire Corp. Ltd. Class A	81,565	8,669
	Saputo Inc.	382,364	7,884
	Parkland Corp.	217,413	7,419
	Boyd Group Services Inc.	33,593	7,221
	Finning International Inc.	229,092	6,630
	Empire Co. Ltd. Class A	240,340	6,228
	Quebecor Inc. Class B	240,649	5,851
	Stella-Jones Inc.	77,825	4,604
	Premium Brands Holdings Corp.	57,652	3,945
	goeasy Ltd.	20,235	2,305
	Maple Leaf Foods Inc.	111,965	2,135
	Enghouse Systems Ltd.	67,459	1,877
	Badger Infrastructure Solutions Ltd.	53,439	1,857
	Cogeco Communications Inc.	35,768	1,651
	Savaria Corp.	86,560	1,040
	Adentra Inc.	27,648	651
			991,930
China (0.3%)
	CSPC Pharmaceutical Group Ltd.	13,024,000	9,582
	Wuliangye Yibin Co. Ltd. Class A	484,300	8,549
	Jiangsu King's Luck Brewery JSC Ltd. Class A	155,800	961
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	271,000	558
	Angel Yeast Co. Ltd. Class A	104,500	450
	Suofeiya Home Collection Co. Ltd. Class A	113,000	244
	Valiant Co. Ltd. Class A	109,100	195
	Shandong WIT Dyne Health Co. Ltd. Class A	30,300	113
			20,652
Denmark (7.1%)
	Novo Nordisk A/S Class B	3,288,719	375,915
	DSV A/S	280,502	50,185
	Coloplast A/S Class B	193,845	22,345
	Royal Unibrew A/S	66,649	4,366
			452,811
Finland (0.1%)
	Huhtamaki OYJ	149,477	5,866
	Revenio Group OYJ	41,583	1,142
			7,008
France (5.3%)
	Sanofi SA	1,739,183	174,171
	Schneider Electric SE	841,162	165,247
			339,418
Germany (6.2%)
	SAP SE	1,593,263	276,027
	Deutsche Boerse AG	296,858	59,116
	Symrise AG	207,213	21,379
	Brenntag SE	231,637	20,479
	Nemetschek SE	88,329	8,150
	Bechtle AG	127,485	6,611
	FUCHS SE	66,455	2,356
	Atoss Software AG	6,120	1,677
	Cewe Stiftung & Co. KGaA	8,172	891
	STRATEC SE	11,293	516
	MBB SE	3,149	305
			397,507

	Shares	Market Value ($000)
Hong Kong (2.5%)
AIA Group Ltd.	17,878,560	140,211
Techtronic Industries Co. Ltd.	2,063,564	21,917
		162,128
India (7.3%)
Reliance Industries Ltd.	5,382,603	184,928
Infosys Ltd.	4,096,455	81,668
Hindustan Unilever Ltd.	1,393,084	41,656
Infosys Ltd. ADR	1,470,295	29,200
Asian Paints Ltd.	703,077	24,974
ITC Ltd.	4,670,539	24,829
UltraTech Cement Ltd.	180,105	22,022
Nestle India Ltd.	556,544	16,788
Persistent Systems Ltd.	79,063	7,935
Pidilite Industries Ltd.	237,829	7,249
Tata Elxsi Ltd.	54,440	4,983
Sundaram Finance Ltd.	106,100	4,552
Astral Ltd. (XNSE)	184,042	4,055
KEI Industries Ltd.	86,858	3,347
Berger Paints India Ltd.	453,646	3,087
CRISIL Ltd.	37,771	1,863
Caplin Point Laboratories Ltd.	34,284	598
Balaji Amines Ltd.	16,199	476
		464,210
Indonesia (0.8%)
Bank Central Asia Tbk PT	86,680,900	52,444
Ireland (0.3%)
Kerry Group plc Class A	242,788	21,641
Israel (0.0%)
Elco Ltd.	14,886	459
Italy (0.4%)
Recordati Industria Chimica e Farmaceutica SpA	156,530	8,640
Interpump Group SpA	127,193	6,287
Buzzi SpA	146,708	4,987
Reply SpA	35,070	4,808
DiaSorin SpA	41,021	3,772
		28,494
Japan (17.6%)
Sony Group Corp.	1,970,200	193,214
Shin-Etsu Chemical Co. Ltd.	3,162,320	124,476
Tokio Marine Holdings Inc.	3,128,000	82,477
Murata Manufacturing Co. Ltd.	2,942,200	59,409
Nippon Telegraph & Telephone Corp.	46,659,343	58,593
Seven & i Holdings Co. Ltd.	1,245,700	49,199
Terumo Corp.	1,167,076	39,508
Astellas Pharma Inc.	2,821,700	32,852
Asahi Group Holdings Ltd.	791,043	29,401
Kao Corp.	727,200	28,774
Unicharm Corp.	687,480	23,655
Sekisui House Ltd.	1,031,700	23,290
Nomura Research Institute Ltd.	722,500	22,097
Shionogi & Co. Ltd.	435,900	20,922
Nitto Denko Corp.	228,800	18,981
Pan Pacific International Holdings Corp.	831,664	17,978
Nitori Holdings Co. Ltd.	136,001	17,800
Obic Co. Ltd.	105,200	16,160

		Shares	Market Value ($000)
	NTT Data Group Corp.	932,667	13,434
	M3 Inc.	666,460	10,517
	Yakult Honsha Co. Ltd.	480,400	10,493
	Hulic Co. Ltd.	931,075	10,281
	Nissan Chemical Corp.	216,732	8,644
	Chiba Bank Ltd.	1,129,100	8,367
	Nippon Sanso Holdings Corp.	330,100	8,364
	TIS Inc.	339,660	7,555
	Hikari Tsushin Inc.	36,200	6,308
	Azbil Corp.	190,340	6,151
	Kurita Water Industries Ltd.	165,800	6,055
	Nisshin Seifun Group Inc.	406,100	5,665
	Alfresa Holdings Corp.	314,100	5,151
	Tokyo Tatemono Co. Ltd.	328,400	5,061
	Nomura Real Estate Holdings Inc.	175,980	4,816
	SCSK Corp.	235,300	4,620
	GMO Payment Gateway Inc.	70,200	4,236
	Kobayashi Pharmaceutical Co. Ltd.	93,600	4,224
	Rinnai Corp.	182,052	4,125
	Oracle Corp. Japan	51,600	4,067
	Lion Corp.	453,734	4,045
	Goldwin Inc.	60,100	4,043
	COMSYS Holdings Corp.	179,400	3,928
	EXEO Group Inc.	171,200	3,824
	Fuji Soft Inc.	84,940	3,723
	SHO-BOND Holdings Co. Ltd.	83,284	3,709
	MonotaRO Co. Ltd.	380,667	3,585
	Open House Group Co. Ltd.	112,800	3,527
	Yamaguchi Financial Group Inc.	364,967	3,469
	Zenkoku Hosho Co. Ltd.	90,600	3,372
	Sundrug Co. Ltd.	110,324	3,327
	Tokyo Century Corp.	295,400	3,282
	Fuyo General Lease Co. Ltd.	36,000	3,219
	Nippon Gas Co. Ltd.	178,267	2,761
	Morinaga & Co. Ltd.	144,400	2,756
[1]	Welcia Holdings Co. Ltd.	157,400	2,655
	Maruwa Co. Ltd.	12,900	2,581
	Nichias Corp.	95,800	2,239
	NSD Co. Ltd.	113,000	2,121
	Mizuho Leasing Co. Ltd.	56,667	2,054
	TS Tech Co. Ltd.	156,100	1,977
	Ship Healthcare Holdings Inc.	127,367	1,933
	Takeuchi Manufacturing Co. Ltd.	55,700	1,904
	Aeon Mall Co. Ltd.	150,734	1,866
	Japan Material Co. Ltd.	109,900	1,857
	Mani Inc.	128,200	1,781
	Benefit One Inc.	121,600	1,735
	Kandenko Co. Ltd.	166,334	1,711
	Riken Keiki Co. Ltd.	34,400	1,700
	Kissei Pharmaceutical Co. Ltd.	78,600	1,678
	Fujitsu General Ltd.	99,300	1,455
	Nojima Corp.	115,000	1,449
	PALTAC Corp.	46,954	1,430
	Tokyo Steel Manufacturing Co. Ltd.	116,900	1,412
	Dentsu Soken Inc.	37,700	1,408
	DTS Corp.	56,700	1,395
	Valor Holdings Co. Ltd.	80,512	1,375
	Funai Soken Holdings Inc.	73,200	1,275

		Shares	Market Value ($000)
	TKC Corp.	47,600	1,233
	Shoei Co. Ltd.	89,300	1,193
	Raito Kogyo Co. Ltd.	79,200	1,107
	Takara Standard Co. Ltd.	88,267	1,055
	Komeri Co. Ltd.	46,467	1,041
[1]	Workman Co. Ltd.	36,026	1,030
	Tri Chemical Laboratories Inc.	41,700	1,028
	Elecom Co. Ltd.	87,832	1,021
	Kohnan Shoji Co. Ltd.	37,400	993
	Ai Holdings Corp.	57,770	970
	JCU Corp.	38,200	964
	AZ-COM Maruwa Holdings Inc.	89,934	926
	MCJ Co. Ltd.	102,400	859
	Hogy Medical Co. Ltd.	35,500	856
	Create SD Holdings Co. Ltd.	39,100	851
	Future Corp.	70,847	841
	Noevir Holdings Co. Ltd.	23,000	818
	Okinawa Cellular Telephone Co.	33,567	818
	Sekisui Jushi Corp.	47,200	813
	Tsurumi Manufacturing Co. Ltd.	31,867	786
	Yellow Hat Ltd.	61,900	768
	eGuarantee Inc.	52,367	683
	Kameda Seika Co. Ltd.	23,400	665
	Mitsubishi Research Institute Inc.	19,800	664
	Shin-Etsu Polymer Co. Ltd.	58,734	646
	Ricoh Leasing Co. Ltd.	18,800	645
	Takara Bio Inc.	73,800	627
	Keihanshin Building Co. Ltd.	61,900	625
	Osaka Organic Chemical Industry Ltd.	30,400	605
	Retail Partners Co. Ltd.	50,700	600
	Fujicco Co. Ltd.	43,534	597
	Sanyo Chemical Industries Ltd.	20,400	596
	S Foods Inc.	25,900	582
	Siix Corp.	54,200	573
	Mimasu Semiconductor Industry Co. Ltd.	25,800	556
	G-Tekt Corp.	40,900	508
	Altech Corp.	25,300	493
	Shizuoka Gas Co. Ltd.	68,200	466
	Matsuda Sangyo Co. Ltd.	22,300	415
	Transaction Co. Ltd.	23,534	393
	Nippon Parking Development Co. Ltd.	312,100	389
	Elan Corp.	48,800	350
	FULLCAST Holdings Co. Ltd.	27,200	328
	Avant Group Corp.	33,534	327
	MarkLines Co. Ltd.	15,800	323
	Intage Holdings Inc.	24,700	292
	WDB Holdings Co. Ltd.	17,600	277
	YAKUODO Holdings Co. Ltd.	14,767	259
	Fukui Computer Holdings Inc.	13,700	242
	G-7 Holdings Inc.	28,200	240
	Densan System Holdings Co. Ltd.	11,667	234
	Value HR Co. Ltd.	23,600	229
	Aoyama Zaisan Networks Co. Ltd.	30,300	212
	Creek & River Co. Ltd.	14,800	201
	Celsys Inc.	43,534	200
	Digital Information Technologies Corp.	14,900	176
	E-Guardian Inc.	12,300	131
	Digital Hearts Holdings Co. Ltd.	16,000	111

	Shares	Market Value ($000)
Japan Medical Dynamic Marketing Inc.	20,800	105
Members Co. Ltd.	12,600	85
		1,126,102
Mexico (0.6%)
America Movil SAB de CV Series B	31,086,356	28,086
Grupo Elektra SAB de CV	86,700	5,810
Grupo Comercial Chedraui SA de CV	356,000	2,406
		36,302
Netherlands (1.1%)
Wolters Kluwer NV	388,188	57,226
IMCD NV	88,837	13,560
		70,786
New Zealand (0.3%)
Fisher & Paykel Healthcare Corp. Ltd.	909,742	13,139
EBOS Group Ltd.	246,094	5,636
Summerset Group Holdings Ltd.	363,866	2,440
		21,215
Norway (0.1%)
TOMRA Systems ASA	363,826	3,654
Borregaard ASA	151,697	2,580
		6,234
Philippines (0.1%)
International Container Terminal Services Inc.	1,259,790	5,447
South Korea (0.6%)
NAVER Corp.	235,275	35,085
LEENO Industrial Inc.	15,415	2,294
DI Dong Il Corp.	23,607	482
JW Pharmaceutical Corp.	18,555	425
Kyung Dong Navien Co. Ltd.	9,261	325
Interojo Co. Ltd.	14,165	312
Hanyang Eng Co. Ltd.	16,670	204
		39,127
Sweden (1.8%)
Assa Abloy AB Class B	1,548,984	42,482
Hexagon AB Class B	3,283,803	35,838
Nibe Industrier AB Class B	2,394,816	14,310
Lifco AB Class B	330,893	7,983
AAK AB	283,022	6,379
Fortnox AB	751,903	4,145
Wihlborgs Fastigheter AB	416,846	3,726
Atrium Ljungberg AB Class B	83,078	1,660
NP3 Fastigheter AB	47,566	937
Svolder AB Class B	151,643	839
		118,299
Switzerland (16.2%)
Novartis AG (Registered)	2,426,518	250,935
Nestle SA (Registered)	2,038,887	232,332
Roche Holding AG	799,295	227,572
Sika AG (Registered)	250,638	69,191
Givaudan SA (Registered)	12,404	51,583
Partners Group Holding AG	34,189	46,127
Geberit AG (Registered)	52,265	30,085
Chocoladefabriken Lindt & Spruengli AG	1,804	22,927
Logitech International SA (Registered)	248,047	20,795
Chocoladefabriken Lindt & Spruengli AG (Registered)	146	18,507

		Shares	Market Value ($000)
*	Sandoz Group AG	504,319	17,296
	Temenos AG (Registered)	100,327	10,210
	PSP Swiss Property AG (Registered)	71,334	9,494
	Roche Holding AG (Bearer)	31,067	9,411
	Siegfried Holding AG (Registered)	6,290	6,266
	Emmi AG (Registered)	3,884	4,069
	DKSH Holding AG	55,045	3,852
	Interroll Holding AG (Registered)	1,127	3,292
	ALSO Holding AG (Registered)	9,654	2,826
	Orior AG	9,717	750
			1,037,520
Taiwan (0.5%)
[1]	Chailease Holding Co. Ltd.	2,516,573	13,931
	Advantech Co. Ltd.	757,727	8,168
	ASPEED Technology Inc.	46,104	4,528
	Sinbon Electronics Co. Ltd.	335,000	2,758
			29,385
United Kingdom (10.3%)
	Diageo plc	3,485,823	125,900
	RELX plc	3,028,015	124,979
	CRH plc (SGMX)	1,188,150	84,289
	BAE Systems plc	4,765,039	70,982
	London Stock Exchange Group plc	610,706	69,079
	Ashtead Group plc	705,125	46,109
	Sage Group plc	1,605,584	23,904
	Bunzl plc	530,166	21,546
	Halma plc	592,504	16,400
	Smurfit Kappa Group plc (XDUB)	406,389	15,144
	Spirax-Sarco Engineering plc	115,139	14,492
	Croda International plc	222,395	13,461
	DCC plc	158,117	11,495
	Diploma plc	209,156	8,622
	Spectris plc	167,086	7,778
	Cranswick plc	83,568	4,260
	Clarkson plc	47,371	2,133
	Hilton Food Group plc	120,030	1,191
	Treatt plc	95,675	566
			662,330
Total Common Stocks (Cost $5,695,929)			6,368,070
Preferred Stock (0.1%)
	FUCHS SE Preference Shares (Cost $4,089)	98,219	4,305

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.410% (Cost $21,097)	211,007	21,098
Total Investments (99.9%) (Cost $5,721,115)			6,393,473
Other Assets and Liabilities—Net (0.1%)			9,122
Net Assets (100%)			6,402,595
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,867,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,652,000 was received for securities on loan, of which $11,645,000 is held in Vanguard Market Liquidity Fund and $7,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	15	3,653	74
MSCI EAFE Index	March 2024	161	17,976	(132)
MSCI Emerging Markets Index	March 2024	113	5,541	(128)
Topix Index	March 2024	11	1,908	150
				(36)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	3/20/24	INR	388,381	USD	4,651	18	—
State Street Bank & Trust Co.	3/20/24	INR	169,446	USD	2,035	2	—
Bank of America, N.A.	3/20/24	INR	103,854	USD	1,247	1	—
Deutsche Bank AG	3/20/24	INR	96,316	USD	1,152	6	—
UBS AG	3/21/24	JPY	70,419	USD	491	—	(9)
Bank of Montreal	3/20/24	USD	11,637	CHF	10,093	—	(123)
Bank of Montreal	3/20/24	USD	2,780	EUR	2,556	12	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	3/20/24	USD	9,352	GBP	7,403	—	(33)
Barclays Bank plc	3/20/24	USD	1,554	HKD	12,121	2	—
						41	(165)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,028,232	—	—	1,028,232
Common Stocks—Other	29,200	5,310,638	—	5,339,838
Preferred Stock	—	4,305	—	4,305
Temporary Cash Investments	21,098	—	—	21,098
Total	1,078,530	5,314,943	—	6,393,473
Derivative Financial Instruments
Assets
Futures Contracts[1]	224	—	—	224
Forward Currency Contracts	—	41	—	41
Total	224	41	—	265
Liabilities
Futures Contracts[1]	260	—	—	260
Forward Currency Contracts	—	165	—	165
Total	260	165	—	425
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.